Thrivent Large Cap Value Portfolio Annual Fund Operating Expenses - Thrivent Large Cap Value Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.62%